Amounts Paid for Interest and Income Taxes and Noncash Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid during the year for:
Interest									$ 4,374	$ 5,289	$ 7,721
Income taxes	420	593	519	446	304	256	509	310	2,438	2,042	2,415
Noncash investing activities:
Transfer of loans to other real estate owned									728	3,267	698
Loans to facilitate the sale of other real estate owned									1,480	35	160
Changes in unrealized holding gains and losses on available for sale securities									$ 291	$ 1,858	$ (56)